Goodwill and Trademark (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill And Trademark
Schedule of Reconciliation of Changes in Goodwill
Goodwill	Amount in US$
Balance as at March 31, 2019	$—
Balance as at March 31, 2020	$—